ACCESSOR(R) FUNDS, INC.                                        1420 Fifth Avenue
                                                                      Suite 3130
EQUITY PORTFOLIOS PROSPECTUS                                  Seattle, WA  98101
PROSPECTUS - April 29, 1996                                       1-800-759-3504
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New Account Information and Shareholder Services                    206-224-7420
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                        SUPPLEMENT DATED JULY 21, 1997 TO
                        ACCESSOR FUNDS, INC. EQUITY PORTFOLIOS PROSPECTUS
                              DATED APRIL 30, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE PROSPECTUS.

The Board of Directors of Accessor Funds, Inc. (the "Fund") has approved the replacement of State Street Bank and Trust Company ("State Street") as money manager of the Growth Portfolio of the Fund. The Board of Directors, including all of the Directors who are not "interested persons" of the Fund, have approved the appointment of Geewax, Terker & Company ("Geewax Terker") as the money manager of the Growth Portfolio, effective July 21, 1997. The appointment of Geewax Terker will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to the Fund by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Bennington Capital Management L.P. ("Bennington"), the Fund and Geewax Terker relating to the Growth Portfolio, is substantially similar to that between Bennington, the Fund and State Street. Specifically, the fees paid to Geewax Terker are based on the same fee schedule as that of State Street. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to the other Money Manager Agreements with the other money managers of the Fund. The Money Manager Agreement will remain in effect until July 21, 1999. Geewax Terker makes investment decisions for the assets of the Growth Portfolio allocated to it by Bennington, and continuously reviews, supervises, and administers the Growth Portfolio's investment program with respect to these assets. Geewax Terker is independent of Bennington and discharges its responsibilities subject to Bennington's and the Board of Directors' supervision and in a manner consistent with the Growth Portfolio's investment objective, policies and limitations.

In connection with the appointment of Geewax Terker as the money manager of the Growth Portfolio, the following language is inserted in the following sections of the Equity Portfolios Prospectus:

On page 3, the following replaces the paragraph in its entirety:

      GROWTH PORTFOLIO -- Geewax, Terker & Company -- seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the 500 U.S. issuers which make up the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

On page 23, the following replaces the first two full paragraphs in its entirety:

         Money Manager Fees. The fees paid to the Money Manager of a Portfolio are based on the assets of the Portfolio and on the number of complete calendar quarters of management by the Money Manager. During the first five calendar quarters, the Money Manager fee has two components, the basic fee (the "Basic Fee") and the portfolio management fee (the "Portfolio Management Fee"). See "Money Manager Fees--Money Manager Fee Schedule For a Manager's First Five Calendar Quarters of Management" in the Statement of Additional Information. The money manager for the Growth Portfolio has not completed five complete calendars and will receive a Basic Fee of 0.10% and a Portfolio Management Fee of 0.10%.

         Commencing with the sixth calendar quarter of management by a Money Manager of an operating Portfolio, such Portfolio will pay its Money Manager based on the "Money Manager Fee Schedule For A Manager From the Sixth Calendar Quarter of Management Forward." The Money Manager Fee commencing with the sixth quarter consists of two components, the Basic Fee and the performance fee (the "Performance Fee"), which varies with a Portfolio's performance. The Money Managers for the Value and Income, Small to Mid Cap and International Equity Portfolios, have completed the first five calendar quarters of management of their respective Accounts, as defined below, and the Performance Fee is in effect. If at any time a Money Manager should be replaced, the new Money Manager for the applicable Portfolio will receive the fee set forth in the table "Money Manager Fee Schedule For a Manager's First Five Calendar Quarters of Management" during the first five calendar quarters of such new Money Manager's management of the relevant Portfolio. See "Money Manager Fees--Money Manager Fee Schedule For a Manager's First Five Calendar Quarters of Management" in the Statement of Additional Information.

On page 36 the following replaces the first full paragraph in its entirety:

Growth Portfolio

     Geewax,  Terker & Company,  99 Starr Street,  Phoenixville,  PA 19460, is a
Pennsylvania partnership and registered investment adviser whose general partners are John J. Geewax and Bruce E. Terker. John J. Geewax, MBA, JD, is primarily responsible for the day-to-day management and investment decisions for the Growth Portfolio and is supported by Christopher P. Ouimet who assists in the management of the Growth Portfolio. Mr. Geewax founded Geewax Terker in 1982. Mr. Ouimet joined Geewax Terker in 1994. Prior to that, Mr. Ouimet was at The Vanguard Group as a quantitative analyst from 1992 to 1994 and as a marketing analyst from 1990 to 1992.



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                             ACCESSOR(R) FUNDS, INC.
                          1420 Fifth Avenue, Suite 3130
                                Seattle, WA 98101
                          (206) 224-7420/(800) 759-3504


                        Supplement dated July 21, 1997 to
                       Statement of Additional Information
                              Dated April 30, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATON, AND SHOULD BE READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION. CAPITALIZED TERMS NOT DEFINED HEREIN SHOULD HAVE THE MEANINGS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

The Board of Directors of Accessor Funds, Inc. (the "Fund") has approved the replacement of State Street Bank and Trust Company ("State Street") as money manager of the Growth Portfolio of the Fund. The Board of Directors, including all of the Directors who are not "interested persons" of the Fund, have approved the appointment of Geewax, Terker & Company ("Geewax Terker") as the money manager of the Growth Portfolio, effective July 21, 1997. The appointment of Geewax Terker will not require shareholder approval. This procedure for adding or replacing money managers was approved by the Portfolio's shareholders at a Special Meeting of Shareholders held on August 15, 1995, and was authorized by an exemptive order issued to the Fund by the Securities and Exchange Commission on September 4, 1996.

The Money Manager Agreement among Bennington Capital Management L.P. ("Bennington"), the Fund and Geewax Terker relating to the Growth Portfolio, is substantially similar to that between Bennington, the Fund and State Street. Specifically, the fees paid to Geewax Terker are based on the same fee schedule as that of State Street. The duties to be performed under this Money Manager Agreement are similar, and the standard of care and termination provisions of the agreement are identical to the other Money Manager Agreements with the other money managers of the Fund. The Money Manager Agreement will remain in effect until July 21, 1999. Geewax Terker makes investment decisions for the assets of the Growth Portfolio allocated to it by Bennington, and continuously reviews, supervises, and administers the Growth Portfolio's investment program with respect to these assets. Geewax Terker is independent of Bennington and discharges its responsibilities subject to Bennington's and the Board of Directors' supervision and in a manner consistent with the Growth Portfolio's investment objective, policies and limitations.

In connection with the appointment of Geewax Terker as the money manager of the Growth Portfolio, the following language is inserted in the following sections of the Statement of Additional Information:

On page B-25, the following is added to the end of the first paragraph:

A new Money Manager Agreement for the Growth Portfolio was approved by the Board of Directors, including all the Directors who are not "interested persons" of the Fund and who have no direct or indirect interest in the Money Manager Agreement, on June 7, 1997, in connection with the change of Money Manager to Geewax, Terker & Company.

On page B-25, the following replaces in its entirety the paragraph entitled "State Street Global Advisors":

     o Geewax, Terker & Company ("Geewax Terker"), a Pennsylvania general partnership whose general partners are John J. Geewax and Bruce Terker, is the Money Manager for the Growth Portfolio. The Money Manager expects to maintain a well-diversified portfolio of stocks in the Growth Portfolio, holding market representation in all major economic sectors. Geewax Terker capitalizes on the overly optimistic expectations of most growth stock investors by avoiding holdings with potential problems. Specifically, stocks with poor financial quality, questionable ability to finance future growth and/or high downside price volatility are avoided. Portfolios are constructed through a disciplined process that identifies potential risks and systematically eliminates the riskiest of growth stocks from consideration. Large capitalization growth stocks that pass the screens are purchased. Benchmark-relative risk is controlled by owning a core group of the very largest stocks in the benchmark, and by capitalization-weighting portfolio holdings. As of June 30, 1996, Geewax Terker managed assets of approximately $2.17 billion.

On Page B-28, the following replaces in its entirety the first paragraph under "Money Manager Fees":

         Money Manager Fees. The fees paid to the Money Manager of a Portfolio are based on the assets of the Portfolio and the number of complete calendar quarters of management by the Money Manager. For the first five complete calendar quarters managed by a Money Manager of an operating Portfolio (other than the U.S. Government Money Portfolio), such Portfolio will pay its respective Money Manager on a monthly basis the following annual fee set forth below in "Money Manager Fee Schedule For A Manager's First Five Calendar Quarters of Management" based on the average daily net assets of the Portfolio managed by such Money Manager. With the exception of the Growth Portfolio, whose money manager commenced investment operations on July 21, 1997, the Money Managers for the Portfolios have completed five calendar quarters. During the first five calendar quarters of management, the Money Manager Fee has two components, the Basic Fee and Portfolio Management Fee.